J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

May 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of the Funds (the “Funds”) listed on Appendix A hereto

File No.811-22903 and 333-191837

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”) and (2) the Investment Company Act of 1940, as amended (“1940 Act”), Pre-Effective Amendment No. 2 (Amendment No. 2 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed with respect to the Funds listed on Appendix A. In the Amendment, we have responded to a comment from our reviewer and made other changes to the disclosure, we have removed the JPMXF Diversified Return Emerging Markets Equity ETF from the registration statement, and we have added required exhibits. We would also note that we have broken the prior combined prospectus into two individual prospectuses, which are included in the Amendment.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin

cc:	Vincent Di Stefano

May 14, 2014

J.P. Morgan Exchange-Traded Fund Trust

Appendix A

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Ex-North America Equity ETF